SHARE-BASED PAYMENTS - Annual compensation - Bonus (Details) $ in Thousands	6 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge in consideration of the annual compensation bonus for objectives achieved	$ 100
Number of days VWAP considered for bonus payment	20 days
Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge in consideration of the annual compensation bonus for objectives achieved	$ 150
Bonus in Kind | Vests immediately
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage	50.00%
Bonus in Kind | Vests in the subsequent 12-months
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage	50.00%